Income Taxes - Changes in Net Income Taxes (Payable) Refundable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Receivable (Payable) [Roll Forward]
Balance - January 1	$ 24.2	$ 90.6
Amounts recorded in the consolidated statements of earnings	(387.0)	(148.8)
Payments made during the year	288.7	63.3
Acquisitions of subsidiaries	(54.5)	(0.3)
Deconsolidation of subsidiary		7.6
Foreign exchange effect and other	11.9	11.8
Balance - December 31	$ (116.7)	$ 24.2